Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 29, 2023
Fidelity Advisor Semiconductors Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(38.78%)
Past 5 years	14.69%
Past 10 years	21.19%
Fidelity Advisor Semiconductors Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(39.20%)
Past 5 years	12.84%
Past 10 years	19.39%
Fidelity Advisor Semiconductors Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.60%)
Past 5 years	11.24%
Past 10 years	17.53%
Fidelity Advisor Semiconductors Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(36.15%)
Past 5 years	15.18%
Past 10 years	21.17%
Fidelity Advisor Semiconductors Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(37.48%)
Past 5 years	14.91%
Past 10 years	21.11%
Fidelity Advisor Semiconductors Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(34.86%)
Past 5 years	16.38%
Past 10 years	22.25%
Fidelity Advisor Semiconductors Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(34.79%)
Since Inception	18.00%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1508
Average Annual Return:
Past 1 year	(34.63%)
Past 5 years	15.79%
Past 10 years	21.19%

[1]	AFrom October 2, 2018.